Supplement Dated August 18, 2023
To The Prospectus Dated May 1, 2023
JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective August 1, 2023, for the JNL/American Funds Balanced Fund, please delete all references to and information for Peter Eliot and Jeffrey T. Lager.

Effective August 1, 2023, for the JNL/American Funds Global Growth Fund, please delete all references to and information for Paul Flynn.

Effective August 1, 2023, for the JNL/American Funds Global Small Capitalization Fund, please delete all references to and information for Michael Beckwith and Harold H. La.

Effective August 1, 2023, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Balanced Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Alan N. Berro	April 2017	Partner, Capital World Investors, CRMC
David A. Daigle	April 2017	Partner, Capital Fixed Income Investors, CRMC
Emme Kozloff	August 2023	Partner, Capital World Investors, CRMC
Jin Lee	July 2018	Partner, Capital World Investors, CRMC
Justin Toner	May 2023	Partner, Capital World Investors, CRMC
John R. Queen	April 2017	Partner, Capital Fixed Income Investors, CRMC

Effective August 1, 2023, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Global Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Patrice Collette	November 2015	Partner, Capital World Investors, CRMC
Jonathan Knowles	September 2013	Partner, Capital World Investors, CRMC
Roz Hongsaranagon	December 2021	Partner, Capital World Investors, CRMC
Piyada Phanaphat	August 2023	Partner, Capital World Investors, CRMC

Effective August 1, 2023, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Global Small Capitalization Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Bradford F. Freer	July 2018	Partner, Capital Research Global Investors, CRMC
M. Taylor Hinshaw	August 2023	Partner, Capital Research Global Investors, CRMC
Shlok H. Melwani	May 2023	Vice President, Capital Research Global Investors, CRMC
Aidan O’Connell	2015	Partner, Capital Research Global Investors, CRMC
Renaud H. Samyn	April 2022	Partner, Capital Research Global Investors, CRMC
Gregory W. Wendt	May 2012	Partner, Capital Research Global Investors, CRMC

Effective August 1, 2023, in the section, “Additional Information About Each Fund,” under “Portfolio Management of the Master Fund,” for the JNL/American Funds Balanced Fund, after the third paragraph please add the following:

Emme Kozloff is a Partner of Capital World Investors and has been and investment professional for 25 years in total; 17 years with CRMC or its affiliates.

Effective August 1, 2023, in the section, “Additional Information About Each Fund,” under “Portfolio Management of the Master Fund,” for the JNL/American Funds Global Growth Fund, after the fifth paragraph please add the following:

Piyada Phanaphat is a Partner of Capital World Investors and has been an investment profession for 20 years in total; 16 years with CRMC or its affiliates.

Effective August 1, 2023, in the section, “Additional Information About Each Fund,” under “Portfolio Management of the Master Fund,” for the JNL/American Funds Global Small Capitalization Fund, after the second paragraph please add the following:

M. Taylor Hinshaw is a Partner of Capital Research Global Investors and has been an investment professional for 26 years in total; 21 years with CRMC or its affiliates.

In the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Adviser and Portfolio Management,” for the JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL Multi-Manager U.S. Select Equity Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, and JNL iShares Tactical Growth Fund, please delete the first paragraph in the entirety and replace with the following:

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM.  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc holds a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

In the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Adviser and Portfolio Management,” for the JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund,  JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund, please delete the first paragraph in the entirety and replace with the following:

The Adviser and Portfolio Management. The allocations for the Fund are made by JNAM.  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc holds a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

In the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/JPMorgan Global Allocation Fund, please delete the seventh paragraph in the entirety and replace with the following:

Jackson National Asset Management, LLC (“JNAM”) manages certain private investments held by the Fund. JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc holds a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/PIMCO Real Return Fund, please delete the second paragraph in the entirety and replace with the following:

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody's or equivalently rated by S&P Global Ratings or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Fund may invest in mortgage-related securities rated below B).  The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries.  Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets.

In the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Adviser and Portfolio Management,” for the JNL/PPM America Floating Rate Income Fund, please delete the first and sixth paragraphs in the entirety and replace with the following:

The Adviser, Sub-Advisers and Portfolio Management. The allocations for the Fund are made by JNAM.  JNAM is located at 225 West Wacker Drive, Chicago, Illinois 60606. JNAM is the investment adviser to the Trust and other affiliated investment companies and provides the Trust and other affiliated investment companies with professional investment supervision and management.  JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc holds a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

PPM America, Inc. (“PPM”) is located at 225 West Wacker Drive, Chicago, Illinois 60606.  PPM, an affiliate of the investment adviser to the Trust, manages assets, including those of Jackson National Life Insurance Company and of other affiliated and unaffiliated companies.  PPM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc holds a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

This Supplement is dated August 18, 2023.

Supplement Dated August 18, 2023
To The Statement of Additional Information
Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective August 1, 2023, for the JNL/American Funds Balanced Fund, please delete all references to and information for Peter Eliot and Jeffrey T. Lager.

Effective August 1, 2023, for the JNL/American Funds Global Growth Fund, please delete all references to and information for Paul Flynn.

Effective August 1, 2023, for the JNL/American Funds Global Small Capitalization Fund, please delete all references to and information for Michael Beckwith and Harold H. La.

On page 145, in the section, “Trustees and Officers of the Trust,” under “Selection of Trustee Nominees,” please delete the fourth paragraph the entirety and replace with the following:

Shareholders should note that a person who owns securities issued by Jackson Financial, Inc. (“Jackson”) would be deemed an “interested person” under the 1940 Act.  In addition, certain other relationships with Jackson or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.” JNAM is an indirect, wholly owned subsidiary of Jackson, a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc holds a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

On page 175, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under, “Investment Adviser,” please delete the first paragraph in the entirety and replace with the following:

JNAM, 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust.  As investment adviser, JNAM provides the Trust with professional investment supervision and management.  JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc holds a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.
On page 222, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for First Sentier Investors (Australia) IM Ltd, under, “Security Ownership of Portfolio Managers for the JNL/First Sentier Global Infrastructure Fund as of December 31, 2022,” please delete the table in the entirety and replace with the following:
Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Peter Meany	X
Andrew Greenup	X
Edmund Leung	X

On page 237, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Jackson National Asset Management , LLC, please delete the first paragraph in the entirety and replace with the following:

Jackson National Asset Management, LLC (“JNAM”), located at 225 West Wacker Drive, Chicago, Illinois 60606, makes the allocations to JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL Multi-Manager U.S. Select Equity Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/PPM America Floating Rate Income Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund.  JNAM is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc holds a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

On page 273, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for PPM America, Inc., please delete the first paragraph in the entirety and replace with the following:

PPM America, Inc. (“PPM”), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as Sub-Adviser to the JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, and JNL/PPM America Total Return Fund. PPM, an affiliate of the Adviser, is an indirect wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc holds a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

On page 318-319, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under, “Other Accounts Managed by AFIS Master Fund Portfolio Managers,” please delete the tables for AFIS Asset Allocation Fund, AFIS Master Global Growth Fund, and AFIS Master Global Small Capitalization Fund in the entirety and replace with the following, which contains information as of December 31, 2022:

AFIS Master Asset Allocation Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Alan N. Berro	24	$421.6	3	$3.52	0	$0
David A. Daigle	3	$135.6	3	$1.54	1	$0.24
Emme Kozzloff	2	$161.4	1	$108	0	$0
Jin Lee	5	$455.0	5	$4.57	0	$0
John R. Queen	21	$412.0	3	$2.70	113	$0.45
Justin Toner	0	$0	0	$0	0	$0

AFIS Master Global Growth Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Patrice Collette	4	$119.4	3	$14.68	1	$0.17
Roz Hongsaranagon	2	$60.5	0	$0	0	$0
Jonathan Knowles	6	$345.0	4	$14.91	0	$0
Piyada Phanaphat	3	$53.5	1	$0.42	0	$0

AFIS Master Global Small Capitalization Fund

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[1]	AUM ($ bil) [1]	Other Accounts[1,2]	AUM ($ bil)[1,2]
Bradford F. Freer	5	$132.3	1	$0.42	0	$0
M. Taylor Hinshaw	0	$0	0	$0	0	$0
Shlok Melwani	1	$59.5	0	$0	0	$0
Aidan O’Connell	2	$124.8	2	$0.77	0	$0
Renaud H. Samyn	5	$170.6	2	$1.05	0	$0
Gregory W. Wendt	2	$124.8	2	$0.77	0	$0

On page 335, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under, “The Distributor,” please delete the first paragraph in the entirety and replace with the following:

The Distributor.  Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), 300 Innovation Drive, Franklin, Tennessee 37067, is the statutory underwriter and facilitates the registration and distribution of shares of the Funds on a continuous basis.  The Distributor is not obligated to sell any specific amount of shares.  JNLD is an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), a leading provider of retirement products for industry professionals and their clients. Jackson and its affiliates offer variable, fixed and fixed index annuities designed for tax-efficient growth and distribution of retirement income for retail customers, as well as products for institutional investors. Prudential plc holds a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

This Supplement is dated August 18, 2023.